Loans Receivable - Loans Impaired, Loan Commitments and Loans Serviced (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Receivables [Abstract]
Recorded investment in impaired loans	$ 285,243	$ 341,579
TDRs included in impaired loans	261,531	302,713
Allocated reserves on impaired loans	1,980	2,323
Specific reserves on impaired loans	366	275
Average balance of impaired loans for year ended	265,771	333,815
Interest income from impaired loans for year ended	11,314	14,855
Outstanding fixed-rate origination commitments	331,947	230,869
Gross loans serviced for others	$ 80,896	$ 72,083